Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011
Mortgage-backed securities, at fair value
Pledged to counterparties	$ 113,387,586	$ 73,064,201
Unpledged	12,351,390	18,078,052
Total mortgage-backed securities	125,738,976	91,142,253
Cash and cash equivalents	7,310,777	4,300,785
Restricted cash	264,969	417,000
Retained interests in securitizations	4,314,687	3,495,471
Accrued interest receivable	664,207	901,385
Property and equipment, net	3,804,647	3,884,056
Prepaid expenses and other assets, net	4,119,857	5,113,346
Total Assets	146,218,120	109,254,296
Liabilities
Repurchase agreements, net	107,121,103	69,528,000
Junior subordinated notes due to Bimini Capital Trust II	26,804,440	26,804,440
Accrued interest payable	86,814	71,829
Accounts payable, accrued expenses and other	6,826,134	7,483,459
Total Liabilities	140,838,491	103,887,728
Stockholders' Equity
Preferred Stock Value	0	0
Additional paid in capital	334,201,928	334,075,197
Accumulated deficit	(328,832,692)	(328,718,780)
Total Stockholders Equity	5,379,629	5,366,568
Total Liabilities and Stockholders Equity	146,218,120	109,254,296
[CommonClassAMember]
Stockholders' Equity
Common Stock, Par Value	10,329	10,087
[CommonClassBMember]
Stockholders' Equity
Common Stock, Par Value	32	32
[CommonClassCMember]
Stockholders' Equity
Common Stock, Par Value	$ 32	$ 32